Financial Instruments (Details 8) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Debentures	$ 924,687	$ 612,012
Loans from banks and other financial institutions	2,981,786	1,996,137
Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	924,687	616,334
Loans from banks and other financial institutions	1,115,940	1,254,996
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Debentures	1,064,173	601,511
Loans from banks and other financial institutions	$ 857,562	$ 1,018,890